Stock Compensation Plans	6 Months Ended
Jun. 30, 2014
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock Compensation Plans

9. Stock Compensation Plans

Equity Incentive Plans

Our 2012 Stock Option Plan, or the 2012 Plan, provided for the grant of stock options, restricted stock, restricted stock units, stock purchase rights, and performance awards to employees, directors, and consultants. Option grants under the 2012 Plan generally have a ten-year term, vest over four years and are exercisable immediately, subject to a repurchase right that lapses as the option vests. As of June 30, 2014, options for 139,071 shares of our common stock had been exercised under the 2012 Plan, of which 34,801 shares were unvested and subject to repurchase. As of June 30, 2014, we have not repurchased any shares related to these early exercises for which our repurchase liability was $175,000.

Prior to the adoption of the 2012 Plan, we granted incentive awards under the 2004 Stock Option Plan. In February 2012 and in connection with the junior preferred stock financing, 27,230 outstanding options from the 2004 Stock Option Plan were canceled, which represented all options outstanding at the time of cancellation. In conjunction with the cancellation of options, we expensed previously unrecognized compensation cost of $27,000.

Our 2014 Equity Incentive Plan, or the 2014 Plan, became effective on the date immediately prior to the effective date of the IPO and replaces the 2012 Plan with respect to future awards. The 2014 Plan provides for the grant of stock options, restricted stock, restricted stock units, stock appreciation rights, performance awards and performance units to employees, directors, and consultants. Option grants under the 2014 Plan generally have a ten-year term and vest over four years. Shares available for grant under the 2014 Plan include any shares remaining available or becoming available in the future under the 2012 Plan due to cancellation or forfeiture. In addition, the 2014 Plan provides for annual increases in the number of shares available for issuance thereunder beginning upon the effective date of our IPO, and on each annual anniversary of the effective date of the IPO, equal to the lower of:

•	1,200,000 shares of our common stock;

•	3% of the outstanding shares of our common stock on the second-to-the-last day prior to each anniversary date of the effectiveness date of our IPO; or

•	an amount as our board of directors may determine.

As of June 30, 2014, the aggregate number of shares that may be issued under the 2012 and 2014 Plans is 3,726,537 (unaudited).

The following table summarizes stock option activity:

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding as of January 1, 2012	27,230	$44.20
Granted	2,338,649	$5.68
Forfeited or cancelled	(29,565)	$40.74

Outstanding as of December 31, 2012	2,336,314	$5.69	9.6	$529,060
Granted	971,392	$8.67
Exercised	(139,071)	$2.61
Forfeited	(70,062)	$8.14

Outstanding as of December 31, 2013	3,098,573	$6.71	8.8	$3,379,947
Granted	121,863	$10.22
Forfeited	(45,966)	$8.46

Outstanding as of June 30, 2014 (unaudited)	3,174,470	$6.61	8.4	$65,478,696

Options vested as of June 30, 2014 (unaudited)	1,330,132	$5.66	8.2	$28,705,556

Options vested and expected to vest as of June 30, 2014 (unaudited)	3,167,516	$6.61	8.4	$65,339,393

Options exercisable as of June 30, 2014 (unaudited)	3,123,795	$6.52	8.4	$64,731,240

The aggregate intrinsic value of options is calculated as the difference between the exercise price of the options and the deemed fair value of our common stock for those shares that had exercise prices lower than the deemed fair value of our common stock. The number of options vested and expected to vest is calculated as the total number of options vested plus the number of unvested options remaining after applying our estimated forfeiture rate. The total fair value of options that vested during the years ended December 31, 2012 and 2013 was $102,000 and $835,000, respectively, and $879,000 (unaudited) for the six months ended June 30, 2014. The total fair value of options exercised during the year ended December 31, 2013 was $230,000. We have not capitalized or recognized an income tax benefit from the exercise of any stock options as we continue to record a full valuation allowance on our deferred tax assets.

Stock-based Compensation Expense

The weighted-average grant date fair value of stock options granted during the years ended December 31, 2012 and 2013 and the six months ended June 30, 2013 and 2014, were $0.47, $5.53, $4.92 (unaudited) and $7.05 (unaudited), respectively. The following are the ranges of underlying assumptions used to determine the fair value of stock options granted to employees and non-employees:

	Years Ended December 31,		Six Months Ended June 30,
	2012	2013	2013	2014
			(unaudited)
Employees:
Risk-free interest rate	0.76% - 0.99%	0.76% - 1.10%	0.8%	1.60% - 1.83%
Expected dividend yield	0%	0%	0%	0%
Expected volatility	100%	90% - 100%	100%	81% - 85%
Expected term of options (years)	5 - 6	5 - 5.5	5	6
Fair value of common stock	$0.43 - $1.17	$6.82 - $9.94	$6.82 - $6.85	$7.55 - 12.49

	Years Ended December 31,		Six Months Ended June 30,
	2012	2013	2013	2014
			(unaudited)
Non-employees:
Risk-free interest rate	0.17% - 0.57%	0.13% - 0.86%	0.16% - 0.58%	0.12% - 1.13%
Expected dividend yield	0%	0%	0%	0%
Expected volatility	100%	90% - 100%	100%	76% - 85%
Expected term of options (years)	1 - 4	1 - 4	1 - 4	1 - 4
Fair value of common stock	$1.17	$5.93 - $9.94	$6.82 - $6.85	$11.31 - $27.24

December 31, 2012 Valuation Analysis

During the first quarter of 2013, we commenced an analysis of the enterprise value of our company and the fair value of our common stock as of December 31, 2012, which utilized an Option Pricing Model, or OPM. OPM is appropriate to use when the range of possible future outcomes is so difficult to predict that any such forecast would be highly speculative, or there is a substantially contemporaneous sale of stock to a third party. OPM treats common stock and convertible preferred stock as call options on the enterprise value, with exercise prices based on the liquidation preference of the convertible preferred stock. Therefore, the common stock has value only if the funds available for distribution to the stockholders exceed the value of the liquidation preference to be received by holders of our redeemable convertible preferred stock at the time of a liquidity event, such as a merger, sale or an initial public offering, or IPO, assuming the enterprise has funds available to make a liquidation preference meaningful and collectible by the stockholders. The common stock is modeled to be a call option with a claim on the enterprise at an exercise price equal to the remaining value immediately after the convertible preferred stock is liquidated. OPM uses the BSM option pricing model to price the call option.

The OPM considered the relative rights and preferences of the various securities, including the seniority of the liquidation preferences for preferred equity, and the potential for dilution caused by the conversion of the preferred equity. Additionally, our preferred stockholders have various rights that give them greater control and influence over future liquidity, financing and other decisions relating to our company than the holders of our common stock. The OPM applied a percentage of participation for each class of shares for each valuation interval based on BSM option pricing models and a 25.4% discount for lack of marketability was applied for the common stockholders. The resulting implied per share value of our common stock was $1.17 per share as of December 31, 2012, which was utilized to determine the BSM fair value for the purpose of calculating stock-based compensation expense related to the options granted in September and December 2012 at an exercise price of $8.00 per share.

2013 and 2014 Valuation Analyses

Due to our management’s and board of directors’ decision to pursue an IPO, coupled with our belief that we could reasonably estimate the form and timing of potential liquidity events, we utilized a Probability Weighted Expected Return Method, or PWERM, for our 2013 and 2014 valuations prior to the completion of our IPO in April 2014. Under this method, the implied fair value of our common stock is estimated based upon an analysis of future values assuming various outcomes. The value is based on the probability-weighted present value of expected future investment returns considering each of the possible outcomes available to us as well as the rights of each share class. The possible outcomes considered are based upon an analysis of future scenarios as described below:

•	closing of an initial public offering;

•	sale to a strategic acquirer;

•	continuation as a private company with subsequent liquidation event; and

•	dissolution.

Critical assumptions required to perform the PWERM include the following:

•	Scenarios: Expected future events were identified.

•	Scenario probabilities: Estimates of the probability of occurrence of each event were identified.

•	Valuation: Expected future values under each scenario were estimated.

•	Timing: Expected timing to the event under each scenario were estimated.

•	Risk adjusted discount rates: Risk-adjusted discount rates were selected for each equity class based on the rights and preferences of each equity class and market data.

•	Discounts: Appropriate minority or marketability discounts, if any, required to estimate the per share value of the various equity classes were determined.

In determining the implied fair value of our common stock in the IPO scenario, we assumed that the redeemable convertible preferred stock then outstanding would be converted into common stock. In allocating value to our common stock in the merger or sale scenario, we first allocated to our outstanding shares of redeemable convertible preferred stock the greater of the liquidation preference of the redeemable convertible preferred stock and the amount that would have been payable had all such shares of redeemable convertible preferred stock been converted to common stock.

There is inherent uncertainty in these estimates and, if we had made different assumptions, the fair value of the underlying common stock and amount of our stock-based compensation expense, net loss and net loss per share amounts would have differed.

March 31, 2013 Valuation Analysis

Our analysis considered the following probability-weighted scenarios:

Scenario	Weight
IPO by December 31, 2013	25%
Sale by December 31, 2013	20%
Private company	30%
Dissolution	25%

A 13% discount for lack of marketability was applied for common stockholders. The resulting implied fair value of $6.85 per share was utilized to determine the BSM fair value for the purpose of calculating stock-based compensation expense related to the options granted in March 2013 at an exercise price of $8.00 per share.

June 30, 2013 Valuation Analysis

Our analysis considered the following probability-weighted scenarios:

Scenario	Weight
IPO by November 15, 2013	35%
Sale by November 15, 2013	10%
Private company	30%
Dissolution	25%

A 9% discount for lack of marketability was applied for common stockholders. The resulting implied fair value of $6.82 per share was utilized to determine the BSM fair value for the purpose of calculating stock-based compensation expense related to the options granted in May, June, and July 2013 at an exercise price of $8.00 per share. The decrease in implied fair value of our common stock from March 31, 2013 was primarily due to dilution from the issuance of substantially more shares of our redeemable convertible senior preferred stock during the second quarter of 2013 that have superior rights to our common stock.

September 3, 2013 Valuation Analysis

Our analysis considered the following probability-weighted scenarios:

Scenario	Weight
IPO by November 15, 2013	50%
Sale by November 15, 2013	10%
Private company	25%
Dissolution	15%

A 7% discount for lack of marketability was applied for common stockholders. The resulting implied fair value of $9.94 per share was utilized to determine the BSM fair value for the purpose of calculating stock-based compensation expense related to the options granted in September 2013 at an exercise price of $10.50 per share. The implied fair value of our common stock increased from June 30, 2013 primarily due to the increased likelihood of an IPO scenario as a result of progress made toward a public offering. In addition, we decreased our discount for lack of marketability reflecting a decrease in the expected time to liquidity.

September 30, 2013 Valuation Analysis

Our analysis considered the following probability-weighted scenarios:

Scenario	Weight
IPO by November 15, 2013.	50%
Sale by November 15, 2013	10%
Private company	25%
Dissolution	15%

A 6% discount for lack of marketability was applied for common stockholders, which resulted in an implied fair value of $10.02 per share. This increase in implied fair value of our common stock from September 3, 2013 was associated with a slight decrease in our discount for lack of marketability due to a decrease in the expected time to liquidity. There were no changes to our probability-weighted scenarios as no significant changes occurred from our September 3, 2013 valuation analysis.

December 1, 2013 Valuation Analysis

Our analysis considered the following probability-weighted scenarios:

Scenario	Weight
IPO by May 15, 2014	20%
Sale by September 30, 2015	10%
Private company	50%
Dissolution	20%

A discount for lack of marketability was applied for common stockholders of 10%, 21% and 28% for the IPO, sale and private company scenarios, respectively. The resulting implied fair value of $6.77 per share was utilized to determine the BSM fair value for the purpose of calculating stock-based compensation expense related to the options granted in December 2013 at an exercise price of $8.00 per share. The decrease in fair value of our common stock from September 30, 2013 was primarily related to the increases in discount for lack of marketability due to an increase in the expected time to a liquidity event associated with the projected timing of an IPO or a sale of our company.

December 31, 2013 Valuation Analysis

Our analysis considered the following probability-weighted scenarios:

Scenario	Weight
IPO by May 15, 2014	20%
Sale by September 30, 2015	10%
Private company	50%
Dissolution	20%

A discount for lack of marketability was applied for common stockholders of 9%, 20% and 28% for the IPO, sale and private company scenarios, respectively, which resulted in an implied fair value of $5.93 per share. The decrease in fair value of our common stock from December 1, 2013 was primarily related to dilution from the issuance of additional shares of our redeemable convertible senior preferred stock in December 2013, partially offset by a slight decrease in discount for lack of marketability for the IPO and sale scenarios reflecting a decrease in the expected time to liquidity.

February 12, 2014 Valuation Analysis

Our analysis considered the following probability-weighted scenarios:

Scenario	Weight
IPO by May 15, 2014	25%
Sale by September 30, 2015	10%
Private company	50%
Dissolution	15%

A discount for lack of marketability was applied for common stockholders of 8%, 20% and 28% for the IPO, sale and private company scenarios, respectively, which resulted in an implied fair value of $7.55 per share. The increase in fair value of our common stock from December 31, 2013 was primarily related to the increase in likelihood of an IPO scenario based on progress toward a public offering, coupled with a slight decrease in discount for lack of marketability for the IPO and sale scenarios. These were partially offset by dilution from the issuance of additional shares of our senior redeemable convertible preferred stock in January 2014.

March 31, 2014 Valuation Analysis

Our analysis considered the following probability-weighted scenarios:

Scenario	Weight
IPO by April 15, 2014	65%
Sale by September 30, 2015	10%
Private company	15%
Dissolution	10%

A discount for lack of marketability was applied for common stockholders of 2%, 17% and 27% for the IPO, sale and private company scenarios, respectively, which resulted in an implied fair value of $11.30 per share. The increase in fair value of our common stock from December 31, 2013 and February 12, 2014, was related to the increase in likelihood of an IPO scenario as significant progress had been completed toward a public offering and the decrease in discount for lack of marketability for the IPO scenario that reflected the proximity to the projected time to liquidity. These were slightly offset by dilution from the issuance of additional shares of our senior redeemable convertible preferred stock in January and February 2014, as applicable.

The following table summarizes the allocation of stock-based compensation expense to employees and non-employees (in thousands):

	Years Ended December 31,		Six Months Ended June 30,
	2012	2013	2013	2014
			(unaudited)
Employees:
Research and development	$45	$262	$57	$323
General and administrative	94	503	166	404

Totals	$139	$765	$223	$727

	Years Ended December 31,		Six Months Ended June 30,
	2012	2013	2013	2014
			(unaudited)
Non-employees:
Research and development	$5	$149	$70	$360
General and administrative	—	34	6	21

Totals	$5	$183	$76	$381

As of June 30, 2014, there was $4.5 million of total compensation cost related to unvested stock option awards not yet recognized, which is expected to be recognized over a remaining weighted-average vesting period of 2.5 years.